LICENSING AGREEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Licensing Agreements
LICENSING AGREEMENTS

NOTE 8. LICENSING AGREEMENTS

On July 10, 2024, Akos entered into an Exclusive License Agreement (the “License Agreement”) with Aries Science and Technology, LLC, an Ohio limited liability company (“Aries”), pursuant to which Akos granted Aries a license of Akos’s patented radiation dermatitis topical product. The license allows Akos to use the patented formulation to develop pharmaceutical or non-pharmaceutical products for treating radiation dermatitis suitable for administration to humans or animals. The license is exclusive (subject to certain exceptions contained in the License Agreement), worldwide, royalty-bearing, and includes the right to sublicense. Akos is entitled to potential license payments, milestone payments and royalties based on net revenues of the Licensed Product on a licensed product-by-licensed product and country-by-country basis pursuant to the terms of the Agreement. Aries has the option during the license term, to purchase the rights to each licensed product (on a licensed product-by-licensed product basis) in the form of an exclusive (as to the applicable licensed product), fully paid, transferable right and license to the licensed product.

The Company has not earned any revenue related to this License Agreement as of September 30, 2025.

On November 7, 2024, the Company entered into an Out-Licensing Agreement (the “Agreement”) with MycoMedica Life Sciences, PBC, a Delaware public benefit corporation (“MycoMedica”), pursuant to which the Company will out-license EB-002 and its EVM201 series to MycoMedica for further development and sales of the product in treatment of neuropsychiatric disorders. MycoMedica will receive an exclusive, global license to the formulations, drugs, method of use, and medical devices developed by Enveric to utilize the compound. As part of the Agreement, the Company received a $20,000 upfront payment in the fourth quarter of 2024, and if certain conditions are met, will receive development and sales milestone payments of up to $62 million and tiered single-digit royalties based on future sales. MycoMedica has the option during the license term to buyout its milestone and royalty payment obligations at a predetermined amount depending upon the stage of product development and commercialization at the time of the buyout. Further, MycoMedica has the right to purchase the licensed patents at a nominal amount upon a change of control of the Company, although doing so does not relieve MycoMedica of any of its payment obligations.

The Company has not earned any revenue related to this Agreement as of September 30, 2025.

On February 3, 2025, Akos entered into two licensing agreements with Restoration Biologics LLC (“Restoration Biologics”), a biotechnology company focused on the treatment of joint disease. The companies have executed two licenses for Akos’ cannabinoid-COX-2 conjugate compounds, for pharmaceutical and potential non-pharmaceutical applications.

The Company has not earned any revenue related to these agreements as of September 30, 2025.

NOTE 10. LICENSING AGREEMENTS

On July 10, 2024, Akos entered into an Exclusive License Agreement (the “License Agreement”) with Aries Science and Technology, LLC, an Ohio limited liability company (“Aries”), pursuant to which Akos granted Aries a license of Akos’s patented radiation dermatitis topical product. The license allows Akos to use the patented formulation to develop pharmaceutical or non-pharmaceutical products for treating radiation dermatitis suitable for administration to humans or animals. The license is exclusive (subject to certain exceptions contained in the License Agreement), worldwide, royalty-bearing, and includes the right to sublicense. Akos is entitled to potential license payments, milestone payments and royalties based on net revenues of the Licensed Product on a licensed product-by-licensed product and country-by-country basis pursuant to the terms of the Agreement. Aries has the option during the license term, to purchase the rights to each licensed product (on a licensed product-by-licensed product basis) in the form of an exclusive (as to the applicable licensed product), fully paid, transferable right and license to the licensed product.

The Company has not earned any revenue related to this agreement as of December 31, 2024.

On November 7, 2024, the Company entered into an Out-Licensing Agreement (the “Agreement”) with MycoMedica Life Sciences, PBC, a Delaware public benefit corporation (“MycoMedica”), pursuant to which the Company will out-license EB-002 and its EVM201 series to MycoMedica for further development and sales of the product in treatment of neuropsychiatric disorders. MycoMedica will receive an exclusive, global license to the formulations, drugs, method of use, and medical devices developed by Enveric to utilize the compound. As part of the Agreement, the Company will receive a $20,000 upfront payment, and if certain conditions are met, will receive development and sales milestone payments of up to $62 million and tiered single-digit royalties based on future sales. MycoMedica has the option during the license term to buyout its milestone and royalty payment obligations at a predetermined amount depending upon the stage of product development and commercialization at the time of the buyout. Further, MycoMedica has the right to purchase the licensed patents at a nominal amount upon a change of control of the Company, although doing so does not relieve MycoMedica of any of its payment obligations. During the year ended December 31, 2024, the Company received $20,000 from MycoMedica as a licensing fee, which is recorded as other income in the consolidated statements of operations.